Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000142756
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Institutional Class Shares	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 26,419,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreement	0.4%
Real Estate	0.8%
Materials	3.6%
Industrials	4.7%
Energy	5.0%
Utilities	6.4%
Consumer Discretionary	7.1%
Communication Services	9.4%
Consumer Staples	10.1%
Health Care	13.2%
Financials	14.4%
Information Technology	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	3.4%
Verizon Communications	2.7%
TD SYNNEX	2.3%
AT&T	2.2%
ExxonMobil	2.0%
Bank of New York Mellon	1.8%
Altria Group	1.7%
Avnet	1.7%
Amdocs	1.7%
Hewlett Packard Enterprise	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/
C000142757
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Investor Class Shares	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 26,419,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreement	0.4%
Real Estate	0.8%
Materials	3.6%
Industrials	4.7%
Energy	5.0%
Utilities	6.4%
Consumer Discretionary	7.1%
Communication Services	9.4%
Consumer Staples	10.1%
Health Care	13.2%
Financials	14.4%
Information Technology	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	3.4%
Verizon Communications	2.7%
TD SYNNEX	2.3%
AT&T	2.2%
ExxonMobil	2.0%
Bank of New York Mellon	1.8%
Altria Group	1.7%
Avnet	1.7%
Amdocs	1.7%
Hewlett Packard Enterprise	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/